Subsequent Events (Details)	1 Months Ended	12 Months Ended
	Nov. 30, 2021	Dec. 31, 2021
Disclosure of events after reporting period [text block] [Abstract]
Subsequent events description		Our company actively conducts ongoing reviews of our commercial practices in Mexico and other countries to avoid, as much as possible, the imposition of tariff rates on our products. On January 16, 2020, a preliminary tariff of 6.75% was imposed on our corrugated rod exports to the United States of America. After the review from their Department of Commerce (DOC), the tariff was reduced to 1.46%. after the review from the Department of Commerce (DOC), the Company did not participate in the period of November 1, 2018 to October 31, 2019, The dumping rate that was established was 4.93% published in September 2021 for which the company made a payment of USD $ 189 thousand dollars on March 30, 2022
Preliminary rate	66.70%
Description of net sales		Rise on net sales of our SBQ steel of 17% in 2021 compared to 2020.